LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Performance Units (PS)
Number of awards
Unvested at December 29, 2018	452,800
Granted at target	182,600
Adjustments for above-target performance	182,400
Vested	(374,200)
Forfeited/cancelled	(16,100)
Unvested at December 28, 2019	427,500	452,800
Fair value	$ 25.6	$ 11.9	$ 11.2
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 86.20
Weighted-average grant-date fair value, granted at target	104.43	$ 120.25	$ 82.15
Weighted-average grant-date fair value, Adjustment for above-target performance	68.61
Weighted-average grant-date fair value, vested	68.42
Weighted-average grant-date fair value, forfeited/Cancelled	97.58
Weighted-average grant-date fair value unvested, ending balance	$ 101.61	$ 86.20
Market-leveraged stock units (MSUs)
Number of awards
Unvested at December 29, 2018	303,600
Granted at target	104,600
Adjustments for above-target performance	83,400
Vested	(216,200)
Forfeited/cancelled	(12,000.0)
Unvested at December 28, 2019	263,400	303,600
Fair value	$ 15.9	$ 24.0	$ 19.3
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 90.33
Weighted-average grant-date fair value, granted at target	135.85	$ 117.75	$ 91.40
Weighted-average grant-date fair value, Adjustment for above-target performance	70.38
Weighted-average grant-date fair value, vested	73.60
Weighted-average grant-date fair value, forfeited/Cancelled	114.11
Weighted-average grant-date fair value unvested, ending balance	$ 115.71	$ 90.33
Restricted Stock Units (RSUs)
Number of awards
Unvested at December 29, 2018	88,700
Granted at target	30,300
Vested	(53,900)
Forfeited/cancelled	(5,400)
Unvested at December 28, 2019	59,700	88,700
Fair value	$ 4.4	$ 5.1	$ 2.7
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 83.72
Weighted-average grant-date fair value, granted at target	107.18	$ 106.44	$ 82.77
Weighted-average grant-date fair value, vested	81.71
Weighted-average grant-date fair value, forfeited/Cancelled	82.51
Weighted-average grant-date fair value unvested, ending balance	$ 97.56	$ 83.72